Average Annual Total Returns{- Equity-Income Portfolio} - 02.28 VIP Equity-Income Portfolio Initial, Service, Service 2 PRO-09 - Equity-Income Portfolio	VIP Equity-Income Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Equity-Income Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Equity-Income Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Equity-Income Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Equity-Income Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Equity-Income Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Equity-Income Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Equity-Income Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Equity-Income Portfolio-Service 2 VIP Return Before Taxes Past 10 years	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years
Total	6.69%	10.69%	10.17%	6.55%	10.57%	10.05%	6.44%	10.41%	9.89%	2.87%	9.74%	10.36%